Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 15, 2020	Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Millburn Multi-Markets Fund L.P.
Entity Central Index Key	0001468910
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Entity Incorporation State Country Code	DE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity File Number	000-54028
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019